Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 18,396,987	$ 24,739,382
Short-term investments		4,158,535
Accounts receivable, net	53,769,887	44,138,997
Prepayments, deposits and other assets, net	4,215,414	2,530,458
Amounts due from related parties	377,642	546,128
Total Current Assets	76,759,930	76,113,500
Non-current assets:
Property and equipment, net	20,601,098	600,791
Intangible assets, net	970,044	1,050,499
Goodwill	2,363,841	2,444,950
Long-term investments	610,386	1,014,784
Prepayments, deposits and other assets, net	248,456	896,145
Deferred tax assets, net	327,040	607,773
Total Assets	101,880,795	82,728,442
Current liabilities:
Bank loans	14,474,363	7,536,839
Accounts payable	343,597	559,450
Accrued expenses and other current liabilities	352,402	245,408
Tax payables	2,355,066	1,715,009
Contract liabilities	587,140	326,912
Salaries and benefits payable	12,203,933	12,466,921
Amounts due to related parties	66,884	183,148
Total current liabilities	30,383,385	23,033,687
Non-current liabilities:
Bank loans		9,644
Deferred tax liabilities	150,547	155,033
Other non-current liabilities	3,546,263	1,799,383
Total Liabilities	34,080,195	24,997,747
Commitments and Contingencies
Shareholders’ Equity:
Common stock, $0.0001 par value, 100,000,000 shares authorized; 22,444,822 shares issued and outstanding as of June 30, 2022; 20,293,552 shares issued and outstanding as of June 30, 2021	2,244	2,029
Additional paid-in capital	55,705,209	48,516,695
Statutory reserves	5,071,876	4,214,075
Retained earnings	6,323,792	2,726,165
Accumulated other comprehensive (loss) income	(550,248)	1,230,083
Total CLPS Incorporation’s Shareholders’ Equity	66,552,873	56,689,047
Noncontrolling interests	1,247,727	1,041,648
Total Shareholders’ Equity	67,800,600	57,730,695
Total Liabilities and Shareholders’ Equity	$ 101,880,795	$ 82,728,442